CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Total revenues	$ 27,864	$ 33,459	$ 7,500
Cost of revenue	7,930	2,004	975
Gross profit	19,934	31,455	6,525
Operating expenses:
Research and development expenses, net	24,810	34,472	30,648
Marketing and business development expenses	576	244	932
General and administrative expenses	9,439	9,731	10,319
Total operating expenses	34,825	44,447	41,899
Operating loss	(14,891)	(12,992)	(35,374)
Financial and other income, net	5,182	3,208	1,738
Loss before taxes on income	(9,709)	(9,784)	(33,636)
Income tax expenses (tax benefits)	4,522	8,970	58
Net loss	$ (14,231)	$ (18,754)	$ (33,694)
Basic net loss per share	$ (0.16)	$ (0.21)	$ (0.39)
Diluted net loss per share	$ (0.16)	$ (0.21)	$ (0.39)
Unrealized gain arising during the period from marketable securities	$ 9	$ 2	$ 0
Total comprehensive loss	$ (14,222)	$ (18,752)	$ (33,694)
Weighted average number of ordinary shares used in computing basic net loss per share	89,528,031	87,633,298	86,555,628
Weighted average number of ordinary shares used in computing diluted net loss per share	89,528,031	87,633,298	86,555,628